CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2018 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.01
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Common Stock
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	300,000,000
Common stock, shares issued	26,450,000
Common stock, shares outstanding	26,450,000
Class B Common Stock
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	215,000,000
Common stock, shares issued	48,440,000
Common stock, shares outstanding	48,440,000